Capital disclosures	12 Months Ended
Dec. 31, 2017
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Capital disclosures
17.	Capital disclosures:

The Company’s objective in managing capital is to safeguard its ability to continue as a going concern and to sustain future development of the business. In the management of capital, the Company includes shareholders’ equity, excluding accumulated other comprehensive loss. The Company’s objective is met by retaining adequate equity to provide for the possibility that cash flows from assets will not be sufficient to meet future cash flow requirements. In order to maintain or adjust its capital structure, the Company may issue new shares. The Board of Directors does not establish quantitative return on capital criteria for management. The Company is not subject to any externally imposed capital requirements, but is subject to debt covenants in respect of its notes payable and bank indebtedness (note 13). The Company’s overall strategy with respect to capital management remains unchanged from the year ended December 31, 2016.

	2017	2016

Shareholders’ equity attributable to shareholders, excluding other comprehensive income	$67,725,744	$60,582,603